Rule 497(d)
                                    FT 250

                    Communications Growth Trust, Series 2
                       Internet Growth Trust, Series 4

              Supplement to the Prospectus dated April 15, 1998

      Notwithstanding anything to the contrary in the Prospectus, all shares of WorldCom, Inc. (Ticker: WCOME) and WorldCom, Inc.-MCI Group (Ticker:
MCITE) have been removed from the portfolios of the above referenced Series for certain of the reasons enumerated in the section entitled "Removing Securities from the Trust" in the Prospectus.

July 3, 2002